First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.9%
	California — 95.3%
$1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1-Impt, AGM	5.00%	09/01/44	$1,244,476
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/42	1,106,759
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/43	1,101,731
265,000	Bay Area CA Toll Auth Toll Bridge Rev Var Ref, Ser B (a)	3.15%	04/01/55	265,000
2,000,000	Bay Area CA Toll Auth Toll Bridge Rev Var, Ser H (a)	3.25%	04/01/59	2,000,000
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	100,398
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	600,601
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,112,268
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,359,046
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.00%	07/01/38	1,081,412
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/40	1,099,044
750,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/44	811,033
625,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/49	667,508
325,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Clean Energy Proj Rev Bonds Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	350,852
20,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond Clean Energy Proj, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,312
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,240,666
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds Clean Energy Proj, Ser G-1 (Mandatory put 04/01/30)	5.25%	11/01/54	1,080,193
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser D (Mandatory put 11/01/28)	5.50%	05/01/54	2,138,543
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser A-1 (Mandatory put 08/01/29)	5.00%	12/01/53	980,233
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,074,254
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	203,506
550,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	558,925
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	199,932
413,612	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	425,107
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/36	293,769
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/56	231,262
605,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	608,027
455,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/40	480,456

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/42	$261,049
175,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/43	182,085
185,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/44	191,824
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	109,022
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (b)	4.00%	07/01/48	613,114
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	4.00%	07/01/25	199,991
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	5.00%	07/01/32	203,783
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.00%	07/01/40	560,083
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	462,126
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	661,763
850,000	CA St	5.25%	08/01/44	970,009
1,000,000	CA St	5.25%	10/01/45	1,120,712
1,000,000	CA St Dept of Wtr Res Cntrl Vly Proj Unrefunded Wtr Sys, Ser AS (Pre-refunded maturity 12/01/24)	5.00%	12/01/26	1,001,410
450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	486,385
500,000	CA St Enterprise Dev Auth Chrt Sch Rev the Rocklin Acdmy Proj (b) (c)	5.00%	06/01/34	529,358
750,000	CA St Enterprise Dev Auth Chrt Sch Rev the Rocklin Acdmy Proj (b) (c)	5.00%	06/01/44	771,873
500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.00%	11/01/43	553,297
2,500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.25%	11/01/49	2,775,368
650,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/39	692,589
785,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/45	814,504
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/40	550,855
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/41	546,988
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/42	543,881
1,000,000	CA St Hlth Facs Fing Auth Rev Children’s Hosp of Orange Cnty, Ser A	5.00%	11/01/49	1,095,054
1,250,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.00%	12/01/45	1,368,553
1,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.25%	12/01/49	1,088,751
1,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	1,541,966
520,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.00%	11/15/33	558,722
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/48	1,051,981
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,252,260
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Subser A-2	4.00%	11/01/44	991,074
1,000,000	CA St Hlth Facs Fing Auth Rev Ref Commonspirit Hlth, Ser A	4.00%	04/01/37	1,004,948
2,000,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A	5.00%	11/15/43	2,221,855
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	227,403
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	996,042
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/38	1,093,123

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/42	$273,142
325,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/44	352,457
1,545,000	CA St Infra & Econ Dev Bank Rev Adventist Hlth Energy Proj, Ser A	5.00%	07/01/41	1,660,298
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (d)	5.38%	07/01/34	250,146
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (e)	5.38%	07/01/34	250,258
100,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (b)	4.00%	07/01/26	99,470
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	455,074
2,000,000	CA St Muni Fin Auth Mf Hsg Rev Gibson Drive Apartments Proj, Ser A	4.45%	12/01/42	2,005,098
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	827,452
85,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	3.00%	08/15/32	79,941
195,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	185,220
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	279,863
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	383,225
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/34	554,957
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/36	551,404
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,069,914
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,628,863
1,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/36	1,017,691
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	205,882
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	258,022
1,250,000	CA St Muni Fin Auth Rev Ref Eskaton Properties Incorporated Obligated Grp	5.00%	11/15/44	1,338,611
380,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	374,832
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	487,630
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	114,863
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	464,123
600,000	CA St Muni Fin Auth Rev Ref S Central Los Angeles Regl Ctr Proj	5.00%	12/01/40	665,185
715,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/41	795,602
675,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/44	740,590
435,000	CA St Muni Fin Auth Sch Fac Rev St Mary’s Sch Aliso Viejo, Ser A (b)	5.75%	05/01/54	450,720
1,040,000	CA St Muni Fin Auth Sch Fac Rev Temps St Mary’s Sch Aliso Viejo, Ser B	4.65%	05/01/30	1,056,642
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/25) (a)	3.80%	07/01/41	1,498,176
1,550,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,549,188
600,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.50%	09/01/43	644,468
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	595,541

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$400,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/39	$424,344
750,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/44	788,284
1,250,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/49	1,298,272
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	573,815
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	362,617
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	1,001,254
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	994,643
3,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/18/25) (a) (b)	4.05%	07/01/43	2,998,149
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	2,045,820
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,501,206
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,624,867
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,152
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,109
310,000	CA St Pub Wks Brd Lease Rev Various Corrnl Facs, Ser C	5.00%	11/01/26	323,824
75,000	CA St Ref	4.00%	08/01/34	75,591
1,000,000	CA St Ref	5.00%	11/01/39	1,060,287
1,000,000	CA St Ref	4.00%	09/01/43	1,013,654
250,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b) (c)	5.00%	07/01/39	267,028
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b) (c)	5.00%	07/01/49	1,034,877
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	731,826
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainable Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	605,530
650,000	CA St Sch Fin Auth Eductnl Facs Rev Ref New Designs Chrt Sch, Ser A (b)	5.00%	06/01/54	648,975
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	485,276
1,000,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 2	5.00%	09/01/44	1,055,141
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	205,316
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	286,824
2,000,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC Phase I Refunding & Phase IV, Ser B, BAM	4.00%	05/15/38	2,020,567
500,000	CA St Univ Rev, Ser A	5.25%	11/01/48	560,001
95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	97,348
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente Remk, Ser 2004-J (Mandatory put 11/01/29)	5.00%	04/01/36	776,809
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	254,969
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	311,417
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	257,854

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$245,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	$252,991
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	102,806
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	179,988
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,106
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr (Pre- refunded maturity 02/15/26)	5.00%	08/15/33	51,355
1,000,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.25%	12/01/44	1,122,356
1,220,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.00%	12/01/49	1,312,063
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W Remk, Ser 2007-A (Mandatory put 03/01/27)	5.00%	03/01/37	396,217
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	469,751
1,500,000	Chino Vly CA Unif Sch Dist Cibs Election of 2016, Ser D	5.00%	08/01/49	1,646,883
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	909,019
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/42	555,520
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	553,453
500,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/39	537,091
725,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/44	764,977
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	217,760
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,636,921
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Sustainable Bond, Ser A	5.00%	06/01/38	996,065
795,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	804,084
1,000,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	5.00%	09/01/39	1,077,544
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	1,289,974
1,455,000	Elk Grove CA Fin Auth Spl Tax Rev Ref, BAM	5.00%	09/01/32	1,474,827
1,000,000	Elk Grove CA Unif Sch Dist Election of 2016	4.00%	08/01/40	1,018,296
2,575,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Var Ref, Ser A (a)	3.10%	07/01/46	2,575,000
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	363,027
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	162,285
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	509,466
1,200,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/39	1,293,052
600,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/39	645,013
300,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/48	314,663
1,000,000	Fontana CA Spl Tax The Gardens Phase One (c)	5.00%	09/01/39	1,069,669
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(f)	02/01/33	123,802
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	145,730
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/43	1,119,923
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/49	1,101,818
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,051,670
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	812,333
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AGM	5.25%	08/01/53	1,099,982

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	$647,035
3,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/48	3,061,436
500,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.00%	09/01/43	550,786
3,000,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.25%	09/01/53	3,295,307
775,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/44	864,451
1,350,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/48	1,489,738
690,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser A	5.00%	09/01/42	706,577
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	156,430
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,150,327
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, Ser C, AMBAC	(f)	08/01/29	415,615
245,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/39	259,770
900,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/44	936,742
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,170
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,097
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	195,092
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	252,282
1,910,000	Long Beach CA Arpt Rev, Ser C, AGM, AMT	5.25%	06/01/47	2,040,383
1,000,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	1,017,171
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	55,042
605,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	645,931
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr, Ser C, AMT	5.00%	05/15/45	1,553,777
875,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/37	913,773
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	544,778
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,194,266
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	737,667
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,116
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,041,434
1,500,000	Los Angeles CA Trans	5.00%	06/26/25	1,518,735
500,000	Los Angeles CA Unif Sch Dist Ref, Ser A	5.00%	07/01/25	507,071
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var W LA VA Bldg 156 & 157 Apts, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	654,982
2,000,000	Los Angeles Cnty CA Facs 2 Inc Vermont Corridor Site 2, Ser A	5.25%	06/01/54	2,205,926
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	397,468
1,000,000	Madera CA Unif Sch Dist Ref 2018 Sch Fac Proj, AGM, COPS	5.00%	09/01/43	1,105,443
450,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/41	500,041
940,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/43	1,032,710

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/44	$547,569
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	104,504
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	259,761
600,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/43	630,377
700,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/48	728,755
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	256,720
1,500,000	Menifee CA Union Sch Dist, Ser C, AGM	3.00%	08/01/40	1,320,126
1,500,000	Met Wtr Dist of Sthrn CA Wtrwks Rev Unrefunded Var Auth, Ser A (a)	3.10%	07/01/47	1,500,000
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev Var Subord, Ser B-2 (Mandatory put 07/01/29)	5.00%	07/01/37	1,071,318
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,095,366
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	588,228
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	204,483
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	263,257
1,000,000	Nrthrn CA Energy Auth Cmdy Sply Rev Ref (Mandatory put 08/01/30)	5.00%	12/01/54	1,060,917
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	98,526
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	63,567
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	258,061
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/39	536,672
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/44	525,114
1,150,000	Ontario Pub Fing Auth Lease Rev Civic Ctr Impts, Ser A, AGM	5.00%	11/01/52	1,230,403
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AGM	5.25%	08/01/48	643,817
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,104,923
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	560,257
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	772,588
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	219,877
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	229,926
1,500,000	Rialto CA Pub Fing Auth Lease Rev Police Station Proj, Ser A	5.25%	06/01/53	1,608,424
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	544,905
2,420,000	River Islands CA Pub Fing Auth Spl Tax Auth Cmnty Facs Dist #2016-1 2023 Spl TX Bonds, AGM	4.50%	09/01/53	2,467,611
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	506,957
480,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/42	520,269
1,000,000	Riverside CA Elec Rev Ref, Ser A	5.00%	10/01/49	1,101,939
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	516,701
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	186,069
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	399,605
690,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/44	724,861
1,050,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/49	1,092,619
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	818,006
650,000	Riverside Cnty CA Pub Fing Auth Ref Redev Proj Area #1 Desert Cmntys Redev Proj Area, Ser A, AGM	5.00%	10/01/37	741,564

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,040,000	Riverside Cnty CA Transprtn Commn Ref, Ser A	3.00%	06/01/25	$2,034,401
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/38	1,016,038
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/41	1,001,913
400,000	Romoland CA Sch Dist Spl Tax Underwood Impt Area No 2 Special Tax Bonds	5.00%	09/01/43	420,251
930,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/39	989,680
790,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/44	827,105
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	194,119
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	167,613
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	169,666
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	148,749
750,000	Sacramento CA Muni Util Dist Elec Rev Sustainable Bond, Ser M	5.00%	11/15/49	829,107
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	206,196
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	530,237
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,034,433
600,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	5.00%	10/15/40	673,607
1,565,000	San Diego CA Pub Facs Fing Auth Lease Rev Ref Capital Impt Projs, Ser A	5.00%	10/15/49	1,710,112
1,000,000	San Diego CA Pub Facs Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,089,678
1,075,000	San Diego CA Pub Facs Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,102,522
1,300,000	San Diego CA Unif Sch Dist Ref, Ser R-2, CONV CABS	(f)	07/01/41	1,292,442
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,657,381
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	519,775
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,109,513
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	139,503
1,550,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Rev, Ser B, AMT	5.00%	07/01/42	1,567,962
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,070,979
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	84,384
900,000	San Diego Cnty CA Wtr Auth Ref Sustainable Bond, Ser A	5.00%	05/01/25	909,146
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	147,045
2,570,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,749,946
3,040,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	3,118,051
500,000	San Francisco CA City & Cnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs and Svcs, Ser A (b)	4.00%	09/01/46	453,712
1,000,000	San Francisco CA City & Cnty Pub Utils Commn Wtr Rev Reg and Loc Wtr Subord, Ser A	5.25%	11/01/48	1,110,290
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dist #6 Mission Bay S Pub Impts, AGM	5.25%	08/01/40	1,421,974

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	$103,084
1,350,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Transbay Infra Projs Third Lien, Ser B, AGM	5.00%	08/01/48	1,472,286
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	861,933
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(f)	01/15/29	152,470
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	123,636
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,147,123
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/41	1,116,365
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,133,402
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,099,314
500,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/41	567,882
1,000,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/42	1,129,060
1,590,000	Santa Clara CA Wstwtr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,662,905
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	563,748
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	561,091
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (b)	4.00%	09/01/35	766,918
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,174,020
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	155,722
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	520,239
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/48	1,032,083
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	259,078
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	859,184
2,000,000	Univ of CA CA Revs Ref, Ser BN	5.00%	05/15/42	2,244,662
500,000	Univ of CA CA Revs Ref, Ser BS	5.00%	05/15/43	563,653
1,950,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser 0-1 (a)	3.15%	05/15/45	1,950,000
500,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser O-2 (a)	3.15%	05/15/45	500,000
1,000,000	Univ of CA CA Rgts Med Ctr Pooled Rev Var Remk, Ser K (a)	3.15%	05/15/47	1,000,000
1,000,000	Univ of CA Rev Var Ref Gen Remk, Ser AL-3 (a)	3.15%	05/15/48	1,000,000
330,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/38	347,568
500,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/43	519,193
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/42	1,343,477
				247,648,625
	Florida — 0.1%
245,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	246,610
	Guam — 0.4%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	101,032
300,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	307,632

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Guam (Continued)
$210,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/41	$225,333
325,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/42	346,681
				980,678
	Louisiana — 0.3%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2008 (Mandatory put 06/01/30) (b)	6.10%	06/01/38	830,059
	New York — 0.6%
1,550,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Remk, AMT (Mandatory put 02/03/25) (a) (c)	4.25%	05/01/30	1,550,000
	Puerto Rico — 2.5%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,084,726
1,960,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	1,851,244
1,000,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.75%	01/01/45	1,190,957
1,541,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	1,528,410
839,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	831,208
				6,486,545
	Texas — 0.1%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	378,309
	Utah — 0.6%
1,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	1,025,572
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	415,548
				1,441,120

	Total Investments — 99.9%			259,561,946
	(Cost $258,559,749)
	Net Other Assets and Liabilities — 0.1%			324,608
	Net Assets — 100.0%			$259,886,554
Futures Contracts at October 31, 2024:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	66	Dec-2024	$(7,507,500)	$138,703

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $23,743,099 or 9.1%
of net assets.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2024. Interest will begin accruing on the security’s first settlement date.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CONV CABS	– Convertible Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$259,561,946	$—	$259,561,946	$—
Futures Contracts	138,703	138,703	—	—
Total	$259,700,649	$138,703	$259,561,946	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of October 31, 2024, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.06	$250,000	$250,146	0.10%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 100.0%
	Florida — 1.3%
$250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	$257,537
	Guam — 1.7%
330,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	338,394
	New York — 91.6%
300,000	Build NYC Res Corp NY Rev Success Acdmy Chrt Schs Proj (a)	4.00%	09/01/43	293,695
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	311,366
275,000	Carmel NY	4.00%	09/15/45	276,796
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	304,838
250,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	270,777
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	258,200
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	340,511
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	258,984
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	274,680
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	313,477
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	333,330
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	384,526
250,000	Met Transprtn Auth NY Rev Ref Sustainable Bonds, Ser B	5.00%	11/15/43	269,248
300,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser A	5.50%	11/15/47	333,144
300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	312,890
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	266,686
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	268,713
300,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	277,967
500,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring Rmkt (b)	4.05%	01/01/34	500,000
250,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	257,532
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	334,696
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser A-1	3.95%	05/01/35	248,436
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	300,141
250,000	New York City NY Indl Dev Agy Rev Ref Queens Baseball Stadium Proj, Ser A, AGM	3.00%	01/01/37	223,923
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj 2nd Gen Resolution, Ser BB-1B (b)	4.00%	06/15/49	250,000
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd General Resolution, Ser AA	4.00%	06/15/40	265,131
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	252,674
250,000	New York City NY Trust For Cultural Res Ref American Museum of Nat History, Ser A	5.00%	07/15/54	269,542
250,000	New York NY Adjustable Fiscal 2015, Subser F-6 (b)	4.05%	06/01/44	250,000
250,000	New York NY Fiscal 2021, Ser C	4.00%	08/01/41	250,291
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	265,948
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	317,532

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	NY St Dorm Auth Revs Non St Supported Debt Pace Univ, Ser A	5.25%	05/01/43	$270,917
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	254,241
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	305,838
355,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	388,425
250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Financing Prog, Ser A, BAM	5.00%	10/01/29	276,176
250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AGC	5.25%	10/01/43	275,493
285,000	NY St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	301,510
275,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	249,542
250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas Remk, Ser C	4.00%	04/01/34	252,171
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (c)	5.13%	09/01/50	264,980
300,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Remk, AMT (Mandatory put 02/03/25) (b)	4.25%	05/01/30	300,000
250,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	247,128
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	230,327
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	241,613
250,000	NY St Thruway Auth Ref, Ser P	5.00%	01/01/49	268,288
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	360,699
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,327
435,000	NY St Transprtn Dev Corp Spl Fac Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	463,003
315,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	345,263
75,000	Onondaga Cnty NY	3.00%	04/15/36	69,225
250,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.13%	08/01/44	253,032
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	201,348
300,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	317,529
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	268,863
500,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	520,852
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	248,720
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	272,576
285,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/47	304,638
250,000	Util Debt Securitization Auth NY Ref TE, Ser 1	5.00%	12/15/41	283,545
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	278,819
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	254,208
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	274,858
				18,429,828
	Puerto Rico — 5.4%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	394,446

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	$295,596
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	396,285
				1,086,327

	Total Investments — 100.0%			20,112,086
	(Cost $19,819,385)
	Net Other Assets and Liabilities — (0.0)%			(4,220)
	Net Assets — 100.0%			$20,107,866
Futures Contracts at October 31, 2024:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	2	Dec-2024	$(227,500)	$688

(a)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2024. Interest will begin accruing on the security’s first settlement date.
(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $264,980 or 1.3% of net assets.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$20,112,086	$—	$20,112,086	$—
Futures Contracts	688	688	—	—
Total	$20,112,774	$688	$20,112,086	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.